Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 26, 2020	Sep. 28, 2019	Sep. 26, 2020	Sep. 28, 2019	Dec. 28, 2019	Dec. 29, 2018
Income Statement [Abstract]
Net Loss	$ (2,641)	$ (1,108)	$ (13,401)	$ (2,350)	$ (4,894)	$ (6,501)
Other Comprehensive (Loss) Income
Foreign exchange translation adjustment	(169)	717	344	719	(2,111)	1,270
Comprehensive Loss Attributable to the Company	$ (2,810)	$ (391)	$ (13,057)	$ (1,631)	$ (7,005)	$ (5,231)